UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	07/30

Date of reporting period:	1/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

January 31, 2006

(Unaudited)

Fund Advisor:

Chicken Little Growth Fund, Inc.

500 North Broadway

Suite 1450

Saint Louis, MO 63102

Toll Free (877) 621-9183

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 1, 2005, the date the Fund commenced operations) and held for the entire period (through January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chicken Little Growth Fund	Beginning Account Value September 1, 2005	Ending Account Value January 31, 2006	Expenses Paid During Period ended January 31, 2006
Actual	$1,000.00	$1,543.00	$15.99*
Hypothetical **	$1,000.00	$1,010.08	$15.20

*Expenses are equal to the Fund’s annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since commencement of Fund operations on September 1, 2005).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from August 1, 2005 to January 31, 2006.

Chicken Little Growth Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Common Stocks - 85.25%	**Shares**	**Value**
Apparel & Other Finished Products of Fabrics & Similar Materials - 1.86%		
Under Armour, Inc. (a)	232	$ 9,278
Biological Products - 1.80%		
Biogen Idec, Inc. (a)	200	8,950
Construction Machinery & Equipment - 14.43%		
Caterpillar, Inc.	1,058	71,838
Electromedical & Electrotherapeutic Apparatus - 2.00%		
Synergetics USA, Inc. (a)	1,674	9,944
Electronic Computers - 21.83%		
Apple Computer, Inc. (a)	1,439	108,659
Miscellaneous Manufacturing Industries - 1.78%		
International Game Technology	248	8,873
Petroleum Refining - 5.37%		
Chevron Corp.	145	8,610
ConocoPhillips	138	8,929
ExxonMobil Corp.	146	9,161
		26,700
Pharmaceutical Preparations - 1.31%		
Eli Lilly & Co.	115	6,511
Radio & TV Broadcasting & Communications Equipment - 1.83%		
Airspan Networks, Inc. (a)	1,474	9,124
Retail - Eating & Drinking Places - 3.80%		
Panera Bread Co. (a)	143	9,738
Starbucks Corp. (a)	290	9,193
		18,931
Retail - Grocery Stores - 1.83%		
Whole Foods Market, Inc.	123	9,086
Retail - Hobby, Toy & Game Shops - 2.03%		
Build-A-Bear Workshop, Inc. (a)	313	10,125
Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.86%		
LaBarge, Inc. (a)	578	9,271
Security Brokers, Dealers & Floatation Companies - 5.61%		
Goldman Sachs Group, Inc.	67	9,464
Lehman Brothers Holdings, Inc.	65	9,129
Merrill Lynch & Co., Inc.	124	9,309
		27,902
Semiconductors & Related Devices - 8.97%		
Advanced Micro Devices, Inc. (a)	1,066	44,623
Services - Computer Programming Services - 1.87%		
Infosys Technologies (b)	122	9,305
Services - Prepackaged Software - 1.76%		
Symantec Corp. (a)	477	8,767
Services - Video Tape Rental - 1.75%		
Netflix, Inc. (a)	316	8,706
State Commercial Banks - 1.74%		
Popular, Inc.	426	8,652
Television Broadcasting Stations - 1.82%		
Univision Communications, Inc. (a)	284	9,043
TOTAL COMMON STOCKS (Cost $375,202)		424,288

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Chicken Little Growth Fund

Notes to the Financial Statements

January 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Chicken Little Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of each separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on September 1, 2005. The investment advisor to the Fund is Chicken Little Fund Group, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

Chicken Little Growth Fund

Notes to the Financial Statements

January 31, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average net assets. For the period September 1, 2005 (commencement of operations) through January 31, 2006, the Advisor earned fees of $2,473 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed through the end of the Fund’s second fiscal year to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 3.00% of the Fund’s average daily net assets. For the period September 1, 2005 (commencement of operations) through January 31, 2006, the Advisor waived fees and/or reimbursed expenses of $60,710. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the 3.00% expense limitation. As of January 31, 2006, the Fund was owed $33,817 by the Advisor.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period September 1, 2005 (commencement of operations) through January 31, 2006, Unified earned fees of $12,575 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period September 1, 2005 (commencement of operations) through January 31, 2006, Unified earned fees of $5,653 from the Fund for transfer agent services and $5,643 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period September 1, 2005 (commencement of operations) through January 31, 2006, Unified earned fees of $8,264 from the Fund for fund accounting services. A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period September 1, 2005 (commencement of operations) through January 31, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended January 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Chicken Little Growth Fund

Notes to the Financial Statements

January 31, 2006 - continued

(Unaudited)

NOTE 4. INVESTMENTS - continued

As of January 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $427,705.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2006, Charles Schwab, for the benefit of others, was the record owner of 27.93% of the outstanding shares of the Fund.

NOTE 7. DISTRIBUTIONS

For the period September 1, 2005 (commencement of operations) through January 31, 2006, there were no distributions by the Fund.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 440-6895 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Chicken Little Fund Group, Inc.

500 N Broadway, Suite 1450

St. Louis, MO 63102

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Polynous Growth

Fund

Semi-Annual Report

January 31, 2006

(Unaudited)

Fund Advisor:

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

(800) 924-3863

Summary of Semi-Annual Period August 1, 2005 through January 31, 2006

Dear Shareholder,

The Polynous Growth Fund's latest semi-annual period resulted in positive absolute and relative performance as the Fund appreciated by 11.97 percent (6.90 percent if an investor had paid the maximum sales charge of 4.50 percent at the beginning of the period). This performance compares favorably to the performance of the Russell 2000 Small-Cap Index which appreciated 8.50 percent during the period and even more favorably to the S&P 500 Index which appreciated 4.68 percent during the Fund’s latest semi-annual period. Please also refer to the management discussion in the following section for further commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

The stock market environment continues to be similar to that which I have commented about in the past few shareholder reports, which is that while the economy continues to show stable and productive growth, the stock market continues to be quite volatile. In the latest semi-annual period, the various stock market indexes declined roughly five to ten percent during the first half of the period before then rallying 10 to 20 percent from the lows experienced during October. Such stock market volatility was experienced although there has been very little variability in economic growth or overall corporate earnings performance.

The stock market declines during the first part of the period were mainly related to concerns about interest rate increases and the growth of corporate earnings. Earnings reports for the September quarter each year that are reported during October seem to often create concerns about the sustainability of earnings growth given that business activity in many industries slows a bit during the late summer and this year was no different. Exacerbating such concerns, however, are the continual interest rate increases that have been implemented at every Federal Reserve Board meeting over the last two years given that such interest rate increases will ultimately slow economic growth. September quarter earnings reports were fairly good, however, and so that set the stage for what turned out to be a significant market rally through the end of the semi-annual period for the Fund.

Balancing the various concerns about a possible slowing of economic growth and corporate earnings growth are the currently very positive low inflation statistics. The U.S. economy appears to be in a virtuous circle of productivity gains and continued innovations in providing attractively priced goods to businesses and consumers. The end result is relative price stability for most goods and low overall inflation statistics. Such overall statistics are also especially notable given the large increases in raw material and resource prices over the last year as energy prices are roughly 50 percent higher and various raw materials for manufacturing activities are 10 to 25 percent higher in price. Productivity gains, innovation, and highly efficient manufacturing activities result in such input costs having only minimal effects on overall product costs, however, and so the inflation environment is likely to be well managed for the foreseeable future.

A current factor in the low rate of inflation, however, is large trade imbalances of very competitively priced goods imported from much lower cost manufacturing regions such as the Far East and from China in particular. A general concern is that the U.S. trend of continually exchanging financial assets with emerging economies in return for goods that are currently consumed will result in future difficulties in sustaining the economic leadership and growth of the U.S. economy. In my opinion, however, the demographic trends in the emerging economies are such that the manufacturing jobs created by the demand for overseas goods are more important to emerging economies than the continued consumption of such goods in the United States. Although a current trade deficit of roughly six percent of GDP is very large and of general concern, I believe that our dynamic economy and its financial markets will result in such imbalances being self-correcting and more manageable before the overall economic cost to the U.S. becomes substantial.

Aside from a generally positive opinion about the sustainability of U.S. economic dominance over the longer term, I do have some more specific concerns about U.S. economic growth over the shorter term. While I do not believe that the U.S. has any risk of a recession in the near-term, I do believe that overall economic growth in the second half of 2006 will be roughly only half of what it has been during most of our current economic expansion. My projections are based on the historical precedents of what rising interest rates and increasing energy prices have done in the past. Each factor by itself has usually resulted in slowing economic growth and, in periods where both have occurred, then the result has always been a significant slowing of economic growth.

If I am correct about such slowing economic growth then corporate earnings growth will also slow significantly as well. The risks to the stock market would then become more prominent as corporate earnings gains have been the main catalyst to drive the stock market higher in the face of other concerns. Although overall price/earnings ratios for the stock market as a whole are roughly in the middle of historical ranges, most of the better performing stocks over the past few years are at relatively high price/earnings ratios relative to their current growth prospects. Slowing growth from such stock market leaders is typically a very negative factor for the overall stock market and so that is why the Fund is also now positioned quite conservatively in my opinion at the end of the semi-annual period.

As described in past shareholder letters, such a conservative positioning is never a forecast for an imminent stock market collapse but rather an indicator about whether the Fund’s disciplined investment process is finding enough attractively valued growth stocks to be fully invested. The Fund has also outperformed the major market indexes over the last six and 12 months and that can also be an indicator in the short-term that many opportunities have already provided substantial gains for the Fund. The Fund’s flexible investment approach is always ready to be fully invested when it is appropriate, however, and we believe our ongoing research activities will allow the Fund to respond to changing market conditions as they occur.

Yours truly,

Kevin L. Wenck

Portfolio Manager

President, Polynous Capital Management

Management Discussion & Analysis

As noted in the accompanying table, the Fund (before accounting for an assumed sales charge of 4.5 percent) increased 11.97 percent during the latest semi-annual period. This above average absolute and relative performance is from being very flexible in what continues to be a relatively volatile stock market environment. A prominent contributor to the performance was the Fund’s overweight position in energy stocks through most of the period while energy prices were increasing significantly. The Fund is actually now underweight energy stocks, however, given that energy prices have now stabilized or started to decrease. The Fund’s performance was also relatively broad based as its portfolio has been distributed across many different segments of the U.S. economy. We believe the Fund’s disciplined investment process has been able to identify attractive opportunities in individual stocks across many sectors of the U.S. economy and so individual stock selection has been a more significant contributor to the Fund’s performance than top-down asset allocation. As noted in the overall shareholder letter, however, the Fund is now also positioned in what I believe a relatively conservative way given the potential risks of slowing economic and corporate earnings growth.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the Russell 2000 Index on August 12, 1996 (inception of the Fund) and held through January 31, 2006. The S&P 500 Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Polynous Growth Fund portfolio. The Indices’ returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Polynous Growth Fund, and to obtain performance data current to the most recent month end, please call 1-800-528-8069. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

For a prospectus and more information, including charges and expenses, call toll free 1-800-528-8069. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

The views expressed in the Management Discussion and Analysis is those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements.

Distributed by Polynous Securities, LLC.

One Pine Street, Suite 2208

San Francisco, CA 94111

Member NASD, SIPC

FUND HOLDINGS – (unaudited)

1As a percent of net assets

[2]Market capitalizations from $50 million - $1 billion
[3]Market capitalizations from $1 billion - $10 billion
4U.S. companies with market capitalizations below $50 million or above $10 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to Janaury 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Polynous Growth Fund	Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Expenses Paid During Period* August 1, 2005 - January 31, 2006
Actual	$1,000.00	$1,119.73	$10.21
Hypothetical (5% return before expenses)	$1,000.00	$1,015.57	$9.71

* Expenses are equal to the Fund’s annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Polynous Growth Fund
Schedule of Investments
January 31, 2006
(Unaudited)

Common Stocks - 63.56%	**Shares**	**Value**
Air Courier Services - 2.07%		
ABX Air, Inc. (a)	34,700	$ 243,941
Crude Petroleum & Natural Gas - 4.95%		
Cimarex Energy Co. (a)	5,900	268,804
Newfield Exploration Co. (a)	6,000	314,400
		583,204
Communication Services - 1.07%		
Inphonic, Inc. (a)	15,000	126,300
Computer Communications Equipment - 5.04%		
Brocade Communications Systems, Inc. (a)	62,400	287,040
Juniper Networks, Inc. (a)	16,900	306,397
		593,437
Drawing & Insulating of Nonferrous Wire - 1.76%		
Optical Cable Corp. (a)	40,540	207,159
Deap Sea Foreign Transportation of Freight - 0.55%		
StealthGas, Inc.	5,000	65,000
Drilling Oil & Gas Wells - 2.33%		
Patterson UTI Energy, Inc.	7,300	274,626
Electronic Components & Accessories - 1.70%		
California Micro Devices Corp. (a)	30,000	200,400
Electromedical & Electrotherapeutic Apparatus - 2.15%		
Criticare Systems, Inc. (a)	50,000	252,500
Finance Services - 0.51%		
Premierwest Bancorp	3,900	59,475
Fire, Marine & Casualty Insurance - 1.59%		
Direct General Corp.	11,000	187,220
Games, Toys & Children's Vehicles - 0.98%		
Mad Catz Interactive, Inc. (a)	167,800	115,782
Household Furniture - 2.41%		
Tempur Pedic International, Inc. (a)	24,300	283,338
Industrial Instruments for Measurement, Display and Control - 1.40%		
Mikron Infrared, Inc. (a)	24,100	164,844
In Vitro & In Vitro Diagnostic Substances - 0.03%		
Gene Logic, Inc. (a)	966	3,816
Motor Vehicle Parts & Accessories. - 1.89%		
Commercial Vehicle Group, Inc. (a)	10,329	222,900
National Commercial Banks - 0.14%		
First United Corp.	800	16,976
Perfumes, Cosmetics, & Other Toilet Preparations - 1.90%

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

The Polynous Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Polynous Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on March 30, 2001. On March 30, 2001, the Predecessor Fund aquired all of the assets and assumed all of the liabilities of the of the Polynous Growth Fund, a series of the the Polynous Trust, in a tax-free reorganization. The Trust is an open-end management investment company established under the laws of Ohio by an agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long term capital appreciation. The investment adviser to the Fund is The Polynous Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a country or region.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net assets amounts above $1 billion. The Advisor earned fees of $52,071 from the Fund for the six months ended January 31, 2006, excluding the waiver described below. The Advisor has contractually agreed to waive some or all of its management fees and/or reimburse Fund expenses to limit operating expenses to an annual rate of 1.95% (excluding brokerage costs, borrowing costs, (such as interest and dividends on securities sold short), taxes, and extraordinary expenses) through November 30, 2006. Prior to December 1, 2005, the Advisor had contractually agreed to waive some or all of its management fees and/or reimburse Fund expenses to limit operating expenses to an annual rate of 1.90% (excluding brokerage costs, borrowing costs, (such as interest and dividends on securities sold short), taxes, and extraordinary expenses). For the six months ended January 31, 2006, the Advisor waived fees of $39,880. Any operating expenses of the Fund reimbursed by the Advisor or management fees waived are subject to recoupment in the first three fiscal years following the year in which reimbursement occurred, if the total expenses of the Fund for such years (after recoupment) do not exceed the expense limitation in place at the time of the waiver or reimbursement. As of July 31, 2005, the amounts available to be potentially recouped by the Advisor are listed in the table below:

Fees waived during Period ended July 31,	Amount Eligible to be Recouped
2003	$84,944
2004	$71,112
2005	$83,191

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended January 31, 2006, Unified earned fees of $15,123 from the Fund for administrative services provided to the Fund. The Fund also retains Unified to act as the Fund’s transfer agent and fund accountant. For the six months ended January 31, 2006, Unified earned fees of $9,408 from the Fund for transfer agent services provided and received $4,835 in reimbursement for out-of-pocket expenses. For the six months ended January 31, 2006, Unified earned fees of $9,410 from the Fund for fund accounting services provided. A Trustee and the officers of the Trust are members of management and/or employees of

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2006

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Polynous Securities, LLC (the “Distributor”), an affiliate of the Advisor, serves as principal underwriter for the Fund. Under the terms of the Underwriting Agreement between the Trust and the Distributor, the Distributor earned $0 from underwriting and broker commissions on the sale of shares of the Fund during the six months ended Janaury 31, 2006. Kevin L. Wenck may be deemed to be an affiliate of the Distributor. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Distributor for expenses in distributing shares and promoting sales of the Fund. For the six months ended January 31, 2006, the Fund accrued $13,069 and paid out $10,650 pursuant to the 12b-1 plan. As of January 31, 2006, the Fund owed the Distributor $2,405 for distribution costs.

NOTE 4. INVESTMENTS

For the six months ended January 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

At January 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $11,229,349.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Polynous Growth Fund

Notes to the Financial Statements

January 31, 2006 – continued

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2006, Delaware Charter Guarantee & Trust, for the benefit of others, owned in aggregate 26.83% of the Fund, and thus may be deemed to control the Fund.

NOTE 7. FEDERAL INCOME TAXES

At July 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,887,172, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. CONTINGENT DEFERRED SALES CHARGE

There is no initial sales charge on purchase of shares of $500,000 or more; however, the dealer or other qualifying financial institutions receive a 1.00% fee from the Distributor and a contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares’ cost or net asset value the time of redemption. In addition, shares purchased by certain investors investing $500,000 or more and those that have made arrangements with the Distributor are not subject to any initial sales charge or CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of sales commissions to selling dealers or qualifying financial institutions, as described above.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no capital gain or income distributions for the fiscal years ended 2004 and 2005.

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales of $11,765 and post-October losses of $238,585.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 924-3863 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Approval of Management Agreement (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on September 12, 2005, and a subsequent meeting on September 21, 2005. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. The Board then reviewed the materials provided by the Advisor in advance of the meeting, which included, among other items, a description of the Advisor’s business and any personnel changes, and description of the compensation received by the Advisor from the Fund and a discussion of the Advisor’s profitability. The Board also reviewed current financial statements for the Advisor and the Advisor’s Form ADV Part II, which discusses the Advisor’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that it is not involved in any material legal or securities enforcement proceedings.

In determining whether to approve the Agreement, the Board primarily considered that: (1) the Advisor had successfully managed the predecessor fund since its inception in 1996; (2) the Fund had outperformed its benchmark for the past one, three and five years, and had outperformed its peer group during the past year; (3) although the Fund’s expenses after reimbursement and/or waiver are higher than the average of its peer group, the Fund’s expenses are lower than the maximum charged by other advisors in the Fund’s peer group and the Advisor has a time intensive management style that justifies the higher management fee; (5) the Advisor has agreed to cap the Fund’s total operating expenses at 1.95% of average daily net assets for the next fiscal year; (6) the Advisor engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit the Advisor in providing portfolio management services to the Fund; and (7) the Fund has a small asset base and, therefore, requiring breakpoints in the management fee based on increased assets not yet realized would not be necessary at this time. As a result of their considerations, the Board, including the Independent Trustees, unanimously determined that the Management Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

DISTRIBUTOR

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Polynous Securities, LLC

Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE - disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of April 3, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By

* /s/ Anthony Ghoston
Anthony Ghoston, President

Date	4/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

* /s/ Anthony Ghoston

Anthony Ghoston, President

Date	4/6/06

By

* /s/ Freddie Jacobs Jr

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date	4/506